Other Long-Term Investments - Components of Other Long-Term Investments (Parenthetical) (Detail) (USD $)				12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Treasury Bill [Member]	Oct. 20, 2009 Treasury Bill [Member]	Apr. 07, 2010 Government of Mongolia First Tax Prepayment [Member]	Jun. 07, 2011 Government of Mongolia Second Tax Prepayment [Member]	Dec. 31, 2013 Government of Mongolia Tax Prepayment [Member]	Dec. 31, 2013 Discounted Cash Flow Approach [Member] Treasury Bill [Member]	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Treasury Bill [Member]	Dec. 31, 2013 Discounted Cash Flow Approach [Member] Government of Mongolia First Tax Prepayment [Member]	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Government of Mongolia First Tax Prepayment [Member]
Other Long Term Investments [Line Items]
Face value					$ 115,000,000
Purchase value					100,000,000	50,000,000	100,000,000		100,000,000	100,000,000
Annual rate of interest on Treasury Bill					3.00%
Maturity date				Oct. 20, 2014
After tax rate of interest on tax prepayments								1.59%
Other long-term investment Level 3 items at fair value	254,253,000	270,612,000	272,355,000						109,300,000		145,000,000
Unrealized gain (loss) in other comprehensive income									$ 300,000	$ 15,200,000	$ 11,700,000	$ 15,100,000